Property & Equipment	12 Months Ended
Oct. 31, 2012
Property and Equipment [Abstract]
Property & Equipment
Note 5 - Property & Equipment

Property and equipment consisted of the following:

	10/31/2012	10/31/2011
Computer Hardware	$4,233	$4,233
Furniture and Fixtures	1,494	1,494
Less: Accumulated depreciation & amortization	(5,158)	(4,946)
	$569	$781

Depreciation expense incurred during the years ended October 31, 2012 and 2011 amounted to $212 and $212, respectively.